SCHEDULE OF FAIR VALUE MEASURING UNOBSERVABLE INPUTS (Details) $ in Thousands	3 Months Ended
Jan. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement , Beginning Balance	$ 4,929
Fair Value, Measurement, Additions	87
Fair Value, Measurement, Change in fair value	(3,802)
Fair Value, Measurement , Ending Balance	1,214
Preferred Stock Redemption Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement , Beginning Balance
Fair Value, Measurement, Additions	87
Fair Value, Measurement, Change in fair value
Fair Value, Measurement , Ending Balance	87
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement , Beginning Balance	4,929
Fair Value, Measurement, Additions
Fair Value, Measurement, Change in fair value	(3,802)
Fair Value, Measurement , Ending Balance	$ 1,127